CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2014
CONVERTIBLE DEBT
Schedule of the carrying value of Notes

	2013	2014	2014
	RUR	RUR	$
1.125% Convertible Senior Notes due December 2018	19,638	30,380	540.0
Unamortized debt discount	(3,209)	(4,055)	(72.1)

Total convertible debt	16,429	26,325	467.9